Share-based payments - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 yr	Jun. 30, 2018 AUD ($) yr	Jun. 30, 2017 AUD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense | $		$ 165,222	$ 475,189
Options expired		0	0
Weighted average remaining contractual life of outstanding share options | yr	3.55	2.97	3.55
Number of options issued to employees	5,120,000	664,000
Options vesting period		1 year
Options expiry period		5 years
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued to employees	620,000	224,000
Options vesting period		4 years
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued to employees	500,000	440,000
Options vesting period		2 years